EARNINGS PER SHARE - Basic and Diluted Net Income per Common Stock (Details) $ / shares in Units, $ in Millions	6 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Denominator
Weighted average of common stock outstanding - basic (in shares)	396,166,341
Weighted average of common stock outstanding - diluted (in shares)	400,896,766
Net Income per Share
Earnings per share - basic (in dollars per share) | $ / shares	$ 0.05
Earnings per share - diluted (in dollars per share) | $ / shares	$ 0.05
Class A Shares
Numerator
Net income, basic | $	$ 19
Net income, diluted | $	$ 19
Denominator
Weighted average of common stock outstanding - basic (in shares)	396,166,341
Dilutive effect of potential common stock using treasury stock method (in shares)	4,730,425
Weighted average of common stock outstanding - diluted (in shares)	400,896,766
Net Income per Share
Earnings per share - basic (in dollars per share) | $ / shares	$ 0.05
Earnings per share - diluted (in dollars per share) | $ / shares	$ 0.05
Class B Shares
Numerator
Net income, basic | $	$ 0
Net income, diluted | $	$ 0
Denominator
Weighted average of common stock outstanding - basic (in shares)	21,280
Dilutive effect of potential common stock using treasury stock method (in shares)	0
Weighted average of common stock outstanding - diluted (in shares)	21,280
Net Income per Share
Earnings per share - basic (in dollars per share) | $ / shares	$ 0.05
Earnings per share - diluted (in dollars per share) | $ / shares	$ 0.05